Share-based Compensation - Summary of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total continuing operations		$ 64,788	$ 38,809	$ 39,021
Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation	$ 15,000
Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation		61,844	35,114	30,942
Deferred compensation arrangement		0	738	4,901
Total continuing operations		61,844	35,852	35,843
Continuing Operations | Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation		48,601	25,008	20,637
Continuing Operations | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total non-cash stock compensation		13,243	10,106	10,305
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total continuing operations		$ 2,944	$ 2,957	$ 3,178